Other disclosures - Fair value available-for-sale (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets [line items]
Financial assets available-for-sale	€ 133,271	€ 116,774	€ 122,036
Equity instruments
Disclosure of fair value measurement of assets [line items]
Financial assets available-for-sale	4,790	5,487	4,849	€ 5,001
Equity instruments | At cost
Disclosure of fair value measurement of assets [line items]
Financial assets available-for-sale	€ 1,211	€ 1,349	€ 1,790